Cover Page Document	May 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 27, 2021
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address, Address Line One	1030 Massachusetts Ave
Entity Address, Address Line Two	Ste 210
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	(617)
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001785530
Amendment Flag	false